The Company (Details) - shares	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
The Company [Abstract]
Common stock shares	1.299135853	1.299135853
Capital stock equal shares	4,100,000	4,100,000
Aggregate shares	2,500,000	2,500,000